CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
REVENUE	$ 460,079	$ 372,061	$ 873,710	$ 730,231
COST OF REVENUE	322,307	292,035	624,987	577,034
GROSS PROFIT	137,772	80,026	248,723	153,197
OPERATING COSTS AND EXPENSES:
Research and development	23,569	19,418	47,099	39,590
Marketing, general and administrative	23,913	20,743	46,769	40,844
TOTAL OPERATING COSTS AND EXPENSES	47,482	40,161	93,868	80,434
OPERATING PROFIT	90,290	39,865	154,855	72,763
FINANCING AND OTHER INCOME, NET	15,902	14,387	25,420	24,985
PROFIT BEFORE INCOME TAX	106,192	54,252	180,275	97,748
INCOME TAX EXPENSE, NET	(15,573)	(8,660)	(22,091)	(12,439)
NET PROFIT	90,619	45,592	158,184	85,309
Net loss (income) attributable to non-controlling interest	150	959	(2,383)	1,384
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 90,769	$ 46,551	$ 155,801	$ 86,693
BASIC EARNINGS PER SHARE:
Earnings per share	$ 0.8	$ 0.42	$ 1.38	$ 0.78
Weighted average number of shares	112,910	111,810	112,738	111,693
DILUTED EARNINGS PER SHARE:
Earnings per share	$ 0.79	$ 0.41	$ 1.36	$ 0.77
Weighted average number of shares used for diluted earnings per share	114,427	113,282	114,340	113,218